Geographic information (Tables)	12 Months Ended
Dec. 31, 2013
Geographic Information Tables
Revenues derived by geographic area

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia. NXT has no long term assets outside of Canada. Revenues were derived by geographic area as follows:

	2013	2012	2011
Asia (Pakistan)	$2,659,292	$-	$-
Central America (Mexico, Belize, Guatemala)	24,803	6,403,534	-
South America (Colombia, Argentina)	-	4,534,041	-
North America (United States)	-	-	144,650
	2,684,095	10,937,575	144,650